Parent Company Only Financial Information [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Condensed Balance Sheets [Table Text Block]

Condensed Balance Sheets

	2013	2014
	(in millions)
Assets:
Cash and interest-earning deposits with banking subsidiaries	¥127,303	¥130,338
Investments in subsidiaries and affiliated companies	12,849,434	14,439,803
Banking subsidiaries	10,394,347	11,104,470
Non-banking subsidiaries and affiliated companies	2,455,087	3,335,333
Other assets	56,435	64,808

Total assets	¥13,033,172	¥14,634,949

Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	¥1,873,336	¥1,917,647
Long-term debt from non-banking subsidiaries and affiliated companies	384,107	384,445
Long-term debt	59	78
Other liabilities	166,875	127,739

Total liabilities	2,424,377	2,429,909

Total shareholders’ equity	10,608,795	12,205,040

Total liabilities and shareholders’ equity	¥13,033,172	¥14,634,949

Condensed Statements Of Income [Table Text Block]

Condensed Statements of Income

	2012	2013	2014
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥270,923	¥220,050	¥255,175
Banking subsidiaries	241,329	184,462	207,771
Non-banking subsidiaries and affiliated companies	29,594	35,588	47,404
Gain on conversion rate adjustment of Morgan Stanley’s convertible preferred stock	139,320	—	—
Management fees from subsidiaries	16,708	17,154	18,922
Interest income	99	77	73
Foreign exchange gains (losses)—net	32,237	(59,375)	(44,544)
Other income	5,614	634	294

Total income	464,901	178,540	229,920

Expense:
Operating expenses	14,515	15,952	18,304
Interest expense to subsidiaries and affiliated companies	37,905	30,501	28,897
Interest expense	1,196	1,122	1,121
Other expense	923	2,620	591

Total expense	54,539	50,195	48,913

Equity in undistributed net income of subsidiaries and affiliated companies—net	55,139	937,673	793,548

Income before income tax expense (benefit)	465,501	1,066,018	974,555
Income tax expense (benefit)	49,270	(3,106)	(40,838)

Net income	¥416,231	¥1,069,124	¥1,015,393

Condensed Statements Of Cash Flows [Table Text Block]

Condensed Statements of Cash Flows

	2012	2013	2014
	(in millions)
Operating activities:
Net income	¥416,231	¥1,069,124	¥1,015,393
Adjustments and other	(133,368)	(858,288)	(790,050)

Net cash provided by operating activities	282,863	210,836	225,343

Investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	17,371	21,160	—
Purchases of equity investments in subsidiaries and affiliated companies	(20,000)	(3,838)	—
Net decrease in interest-earning deposits with banks	18,696	8,996	1,494
Other—net	(7,245)	(10,623)	(2,788)

Net cash provided by (used in) investing activities	8,822	15,695	(1,294)

Financing activities:
Net increase (decrease) in short-term borrowings from subsidiaries	66,600	(34,989)	(4)
Repayment of long-term debt	(8)	(20)	(16)
Repayment of long-term debt to subsidiaries and affiliated companies	(169,710)	—	—
Proceeds from sales of treasury stock	3	1	2
Payments to acquire treasury stock	(12)	(16)	(46)
Dividends paid	(187,616)	(187,778)	(216,117)
Other—net	(1,346)	(212)	(2,988)

Net cash used in financing activities	(292,089)	(223,014)	(219,169)

Net increase (decrease) in cash and cash equivalents	(404)	3,517	4,880
Cash and cash equivalents at beginning of fiscal year	11,026	10,622	14,139

Cash and cash equivalents at end of fiscal year	¥10,622	¥14,139	¥19,019